Segment information - Segment assets - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Non-current financial assets related to Mobile Finance Services activities	€ 656	€ 900	€ 1,210
Current financial assets related to Mobile Financial Services activities	2,742	2,381	2,075
Operating segments [member] | Orange brand [member]
Disclosure of operating segments [line items]
Intangible assets	3,133
Operating segments [member] | FRANCE
Disclosure of operating segments [line items]
Tangible and intangible assets		1,687	1,731
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Financial assets	5,545	3,290	4,803
Enterprise, operating segment [member] | Operating segments [member] | FRANCE
Disclosure of operating segments [line items]
Tangible and intangible assets	748
International Carriers and Shared Services, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Tangible and intangible assets	526
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | FRANCE
Disclosure of operating segments [line items]
Tangible and intangible assets	1,746	564	573
Mobile Financial Services, operating segment [member]
Disclosure of operating segments [line items]
Non-current financial assets related to Mobile Finance Services activities	772
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current financial assets related to Mobile Finance Services activities	656
Current financial assets related to Mobile Financial Services activities	2,747	€ 2,385	€ 2,077
Mobile Financial Services, operating segment [member] | Operating segments [member] | Installment receivables [member]
Disclosure of operating segments [line items]
Current financial assets related to Mobile Financial Services activities, trade receivables sold by subsidiary	€ 519